As filed with the Securities and Exchange Commission on August 19, 2015

Securities Act File No. 2-28157

Investment Company Act File No. 811-1596

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 69	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 47	☒

FPA CAPITAL FUND, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

11601 WILSHIRE BLVD., STE. 1200

LOS ANGELES, CALIFORNIA 90025

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

(310)473-0225

(REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE)

J. RICHARD ATWOOD, PRESIDENT

FPA CAPITAL FUND, INC.

11601 WILSHIRE BLVD., STE. 1200

LOS ANGELES, CALIFORNIA 90025

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPY TO:

MARK D. PERLOW, ESQ.

DECHERT LLP

ONE BUSH STREET

SUITE 1600

SAN FRANSISCO, CA 94104

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box)

☒                                  immediately upon filing pursuant to paragraph (b)

☐                                    on            pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    on [   ] pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on                    pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐                                    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being Registered: Common Stock, $0.01 Par Value

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, State of California, on the 19th day of August, 2015.

FPA CAPITAL FUND, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signatures	Title	Date

/s/ J. Richard Atwood	President	August 19, 2015
J. Richard Atwood	(Principal Executive Officer)

/s/ E. Lake Setzler III	Treasurer	August 19, 2015
E. Lake Setzler III	(Principal Financial Officer)

/s/ Robert L. Rodriguez*	Director	August 19, 2015
Robert L. Rodriguez

/s/ Thomas P. Merrick*	Director	August 19, 2015
Thomas P. Merrick

/s/ Alfred E. Osborne, Jr.*	Director	August 19, 2015
Alfred E. Osborne, Jr.

/s/ A. Robert Pisano*	Director	August 19, 2015
A. Robert Pisano

/s/ Patrick B. Purcell*	Director	August 19, 2015
Patrick B. Purcell

/s/ Allan M. Rudnick*	Director	August 19, 2015
Allan M. Rudnick

* By:	/s/ J. Richard Atwood
J. Richard Atwood
as Attorney-in-Fact

FPA CAPITAL FUND, INC.

POWER OF ATTORNEY

The undersigned, Thomas P. Merrick, whose signature appears below, does hereby constitute and appoint J. Richard Atwood and E. Lake Setzler his true and lawful attorneys and agents to execute in his name, place and stead, in his capacity as director or officer, or both, of FPA Capital Fund, Inc. (“Fund”), to execute in his name any and all registration statements, exemptive applications, no-action letter requests, proxy statements, and other regulatory filings made applicable to the Fund, and any amendments, exhibits or supplements thereto, and file the same, with all other documents in connection herewith, with the Securities and Exchange Commission, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities); and such attorneys shall have the full power of substitution and re-substitution; and such attorneys shall have full power and authority to do and perform in the name and on the behalf of the undersigned director and/or officer of the Fund, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as the undersigned director and/or officer of the Fund might or could do in person, such acts of such attorneys being hereby ratified and approved.

/s/ Thomas P. Merrick
Thomas P. Merrick

Dated: August 10, 2015

FPA CAPITAL FUND, INC.

POWER OF ATTORNEY

The undersigned, Alfred E. Osborne, Jr., whose signature appears below, does hereby constitute and appoint J. Richard Atwood and E. Lake Setzler his true and lawful attorneys and agents to execute in his name, place and stead, in his capacity as director or officer, or both, of FPA Capital Fund, Inc. (“Fund”), to execute in his name any and all registration statements, exemptive applications, no-action letter requests, proxy statements, and other regulatory filings made applicable to the Fund, and any amendments, exhibits or supplements thereto, and file the same, with all other documents in connection herewith, with the Securities and Exchange Commission, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities); and such attorneys shall have the full power of substitution and re-substitution; and such attorneys shall have full power and authority to do and perform in the name and on the behalf of the undersigned director and/or officer of the Fund, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as the undersigned director and/or officer of the Fund might or could do in person, such acts of such attorneys being hereby ratified and approved.

/s/ Alfred E. Osborne, Jr.
Alfred E. Osborne, Jr.

Dated: August 10, 2015

FPA CAPITAL FUND, INC.

POWER OF ATTORNEY

The undersigned, A. Robert Pisano, whose signature appears below, does hereby constitute and appoint J. Richard Atwood and E. Lake Setzler his true and lawful attorneys and agents to execute in his name, place and stead, in his capacity as director or officer, or both, of FPA Capital Fund, Inc. (“Fund”), to execute in his name any and all registration statements, exemptive applications, no-action letter requests, proxy statements, and other regulatory filings made applicable to the Fund, and any amendments, exhibits or supplements thereto, and file the same, with all other documents in connection herewith, with the Securities and Exchange Commission, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities); and such attorneys shall have the full power of substitution and re-substitution; and such attorneys shall have full power and authority to do and perform in the name and on the behalf of the undersigned director and/or officer of the Fund, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as the undersigned director and/or officer of the Fund might or could do in person, such acts of such attorneys being hereby ratified and approved.

/s/ A. Robert Pisano
A. Robert Pisano

Dated: August 10, 2015

FPA CAPITAL FUND, INC.

POWER OF ATTORNEY

The undersigned, Patrick P. Purcell, whose signature appears below, does hereby constitute and appoint J. Richard Atwood and E. Lake Setzler his true and lawful attorneys and agents to execute in his name, place and stead, in his capacity as director or officer, or both, of FPA Capital Fund, Inc. (“Fund”), to execute in his name any and all registration statements, exemptive applications, no-action letter requests, proxy statements, and other regulatory filings made applicable to the Fund, and any amendments, exhibits or supplements thereto, and file the same, with all other documents in connection herewith, with the Securities and Exchange Commission, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities); and such attorneys shall have the full power of substitution and re-substitution; and such attorneys shall have full power and authority to do and perform in the name and on the behalf of the undersigned director and/or officer of the Fund, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as the undersigned director and/or officer of the Fund might or could do in person, such acts of such attorneys being hereby ratified and approved.

/s/ Patrick P. Purcell
Patrick P. Purcell

Dated: August 10, 2015

FPA CAPITAL FUND, INC.

POWER OF ATTORNEY

The undersigned, Robert L. Rodriguez, whose signature appears below, does hereby constitute and appoint J. Richard Atwood and E. Lake Setzler his true and lawful attorneys and agents to execute in his name, place and stead, in his capacity as director or officer, or both, of FPA Capital Fund, Inc. (“Fund”), to execute in his name any and all registration statements, exemptive applications, no-action letter requests, proxy statements, and other regulatory filings made applicable to the Fund, and any amendments, exhibits or supplements thereto, and file the same, with all other documents in connection herewith, with the Securities and Exchange Commission, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities); and such attorneys shall have the full power of substitution and re-substitution; and such attorneys shall have full power and authority to do and perform in the name and on the behalf of the undersigned director and/or officer of the Fund, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as the undersigned director and/or officer of the Fund might or could do in person, such acts of such attorneys being hereby ratified and approved.

/s/ Robert L. Rodriguez
Robert L. Rodriguez

Dated: August 10, 2015

FPA CAPITAL FUND, INC.

POWER OF ATTORNEY

The undersigned, Allan M. Rudnick, whose signature appears below, does hereby constitute and appoint J. Richard Atwood and E. Lake Setzler his true and lawful attorneys and agents to execute in his name, place and stead, in his capacity as director or officer, or both, of FPA Capital Fund, Inc. (“Fund”), to execute in his name any and all registration statements, exemptive applications, no-action letter requests, proxy statements, and other regulatory filings made applicable to the Fund, and any amendments, exhibits or supplements thereto, and file the same, with all other documents in connection herewith, with the Securities and Exchange Commission, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities); and such attorneys shall have the full power of substitution and re-substitution; and such attorneys shall have full power and authority to do and perform in the name and on the behalf of the undersigned director and/or officer of the Fund, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as the undersigned director and/or officer of the Fund might or could do in person, such acts of such attorneys being hereby ratified and approved.

/s/ Allan M. Rudnick
Allan M. Rudnick

Dated: August 10, 2015

EXHIBIT INDEX

Exhibit No.	Document

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase